BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES

NOTE 1. BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES

Nature of Operations

Enveric Biosciences, Inc. (“Enveric” or the “Company”) is a biotechnology company developing novel neuroplastogenic small-molecule therapeutics for the treatment of depression, anxiety, and addiction disorders. The head office of the Company is located in Naples, Florida. The Company has the following wholly-owned subsidiaries: Jay Pharma Inc. (“Jay Pharma”), 1306432 B.C. Ltd., MagicMed Industries, Inc. (“MagicMed”), Enveric Biosciences Canada Inc., Akos Biosciences, Inc. (“Akos”), and Enveric Therapeutics, Pty. Ltd. (“Enveric Therapeutics”).

Leveraging its unique discovery and development platform, The Psybrary™, Enveric has created a robust intellectual property portfolio of new chemical entities for specific mental health indications. Enveric’s lead program, the EVM201 Series, comprises next generation synthetic prodrugs of the active metabolite, psilocin. Enveric is developing the first product from the EVM201 Series – EB-002 (formerly EB-373) – for the treatment of psychiatric disorders. Enveric is also advancing its product EB-003, a non-hallucinogenic neuroplastogen from the EVM301 Series, which is expected to offer a first-in-class, new approach to the treatment of difficult-to-address mental health disorders, mediated by the promotion of neuroplasticity without also inducing hallucinations in the patient.

The Company has continued to pursue the development of MagicMed’s proprietary library, the Psybrary™ which the Company believes will help to identify and develop the right drug candidates needed to address mental health challenges. The Company synthesizes novel analogues of serotonin, using a mixture of chemistry and synthetic biology, resulting in the expansion of the Psybrary™, which includes 16 patent families with over a million potential variations and hundreds of synthesized molecules. The Company has created over 1,200 novel molecular compounds and derivatives that are housed in the Psybrary™. The Company’s current focus is to develop its lead molecules, EB-002 and EB-003, and to out license other molecules from the Psybrary™.

Going Concern, Liquidity and Other Uncertainties

The Company has incurred a loss since inception resulting in an accumulated deficit of $102,919,859 as of September 30, 2024, and further losses are anticipated in the development of its business. For the nine months ended September 30, 2024, the Company has operating cash outflows of $6,414,590 and had a loss from operations of $6,458,440. Being a research and development company, since inception, the Company has not yet generated revenue and the Company has incurred continuing losses from its operations. The Company’s operations have been funded principally through the issuance of equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these unaudited condensed consolidated financial statements.

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments. At September 30, 2024, the Company had cash of $3,111,683 and working capital of $3,499,093. The Company’s current cash on hand is not sufficient to satisfy its operating cash needs for the 12 months from the filing of this Quarterly Report on Form 10-Q. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date the financial statements are issued. Management’s plan to alleviate the conditions that raise substantial doubt include raising additional working capital through public or private equity or debt financings or other sources, the Purchase Agreement with Lincoln Park (see Note 7), subject to registration, and may include additional collaborations with third parties as well as disciplined cash spending. Adequate additional financing may not be available to us on acceptable terms, or at all. Should the Company be unable to raise sufficient additional capital, the Company may be required to undertake further cost-cutting measures including delaying or discontinuing certain operating activities.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As a result of these factors, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date of the unaudited condensed consolidated financial statements are issued. The Company’s unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Inflation Risks

The Company considers the current inflationary trend existing in the North American economic environment reasonably likely to have a material unfavorable impact on results of continuing operations. Higher rates of price inflation, as compared to recent prior levels of price inflation, have caused a general increase in the cost of labor and materials. In addition, there is an increased risk of the Company experiencing labor shortages due to a potential inability to attract and retain human resources due to increased labor costs resulting from the current inflationary environment.

Nasdaq Notice

On November 21, 2023, the Company received a letter from the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) stating that as of September 30, 2023, the Company did not meet the minimum of $2,500,000 in stockholders’ equity required for continued listing pursuant to Nasdaq Listing Rule 5550(b)(1). On February 6, 2024, the Company received a letter from Nasdaq, granting the Company an extension to regain compliance with the minimum stockholders’ equity requirement by May 20, 2024. On May 21, 2024, the Company received a letter from Nasdaq notifying the Company that it regained compliance with the minimum stockholders’ equity requirement for continued listing on the Nasdaq.

On May 16, 2024, the Company received a letter from Nasdaq’s Listing Qualifications Department stating that because the closing bid price for the Company’s common stock listed on Nasdaq was below $1.00 for 30 consecutive business days, the Company no longer meets the minimum bid price requirement for continued listing on the Nasdaq Capital Market (the “Minimum Bid Price Requirement”). The Company received an initial period of 180 calendar days from May 16, 2024, or until November 12, 2024, to regain compliance with the Minimum Bid Price Requirement and was unable to regain compliance during that time. The Company has applied for a second 180-day compliance period. As of the date hereof, the Company has not heard whether it will be granted the second compliance period. The Company anticipates conducting a reverse split during the first or second quarter of 2025 in order to regain compliance with the Minimum Bid Price Requirement if the bid price of the Company’s common stock fails to close at or above $1.00 per share for a minimum of 10 consecutive business days prior the end of the second compliance period.

NOTE 1. BUSINESS AND LIQUIDITY AND OTHER UNCERTAINTIES

Nature of Operations

Enveric Biosciences, Inc. (“Enveric” or the “Company”) is a biotechnology company developing novel neuroplastogenic small-molecule therapeutics for the treatment of depression, anxiety, and addiction disorders. The head office of the Company is located in Naples, Florida. The Company has the following wholly-owned subsidiaries: Jay Pharma Inc. (“Jay Pharma”), 1306432 B.C. Ltd. (“HoldCo”), MagicMed Industries, Inc. (“MagicMed”), Enveric Canada Inc., and Enveric Therapeutics, Pty. Ltd. (“Enveric Therapeutics”).

Leveraging its unique discovery and development platform, The Psybrary™, Enveric has created a robust Intellectual Property portfolio of New Chemical Entities for specific mental health indications. Enveric’s lead program, the EVM201 Series, comprises next generation synthetic prodrugs of the active metabolite, psilocin. Enveric is developing the first product from the EVM201 Series – EB-373 – for the treatment of psychiatric disorders. Enveric is also advancing its second program, the EVM301 Series, expected to offer a first-in-class, new approach to the treatment of difficult-to-address mental health disorders, mediated by the promotion of neuroplasticity without also inducing hallucinations in the patient.

Following the Company’s amalgamation with MagicMed completed in September 2021 (the “Amalgamation”), the Company has continued to pursue the development of MagicMed’s proprietary Psychedelic Derivatives library, the Psybrary™ which the Company believes will help to identify and develop the right drug candidates needed to address mental health challenges, including cancer-related distress. The Company synthesizes novel versions of classic psychedelics, such as psilocybin, DMT, mescaline and MDMA, using a mixture of chemistry and synthetic biology, resulting in the expansion of the Psybrary™, which includes 15 patent families with over a million potential variations and hundreds of synthesized molecules. Within the Psybrary™ the Company has three different types of molecules, Generation 1 (classic psychedelics), Generation 2 (pro-drugs), and Generation 3 (new chemical entities). The Company is working to add novel psychedelic molecular compounds and derivatives (“Psychedelic Derivatives”) on a regular basis through its work at the Company’s labs in Calgary, Alberta, Canada, where the Company has a team of PhD scientists with expertise in synthetic biology and chemistry. To date the Company has created over 500 molecules that are housed in the Psybrary™.

Australian Subsidiary

On March 21, 2023, the Company established Enveric Therapeutics, an Australia-based subsidiary, to support the Company’s plans to advance its lead program, the EVM201 Series, comprised of the next generation synthetic prodrugs of the active metabolite, psilocin (“EVM201 Series”), towards the clinic. Enveric Therapeutics will oversee the Company’s preclinical, clinical, and regulatory activities in Australia, including ongoing interactions with the local Human Research Ethics Committees (HREC) and the Therapeutic Goods Administration (TGA), Australia’s regulatory authority.

Going Concern, Liquidity and Other Uncertainties

The Company has incurred a loss since inception resulting in an accumulated deficit of $96,499,518 as of December 31, 2023 and further losses are anticipated in the development of its business. Further, the Company has operating cash outflows of $14,094,411 for the year ended December 31, 2023. For the year ended December 31, 2023, the Company had a loss from operations of $16,448,440. Since inception, being a research and development company, the Company has not yet generated revenue and the Company has incurred continuing losses from its operations. The Company’s operations have been funded principally through the issuance of equity. These factors raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In assessing the Company’s ability to continue as a going concern, the Company monitors and analyzes its cash and its ability to generate sufficient cash flow in the future to support its operating and capital expenditure commitments. At December 31, 2023, the Company had cash of $2,287,977 and working capital of $1,238,027. The Company’s current cash on hand is not sufficient enough to satisfy its operating cash needs for the 12 months from the filing of this Annual Report on Form 10-K. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date the financial statements are issued. Management’s plan to alleviate the conditions that raise substantial doubt include raising additional working capital through public or private equity or debt financings or other sources, which has included the Equity Distribution Agreement with Canaccord for proceeds of up to $2.4 million (see Note 7), the Purchase Agreement with Lincoln Park (see Note 7), subject to registration, the Inducement Letters and resulting sales of common stock under the Existing Warrants for cash proceeds of $1.8 million received in January 2024 (see Note 7), and the exercise of warrants to purchase 1,954,000 shares of common stock for cash proceeds of approximately $2.7 million in February 2024 (see Note 12), and may include additional collaborations with third parties as well as disciplined cash spending. Adequate additional financing may not be available to us on acceptable terms, or at all. Should the Company be unable to raise sufficient additional capital, the Company may be required to undertake cost-cutting measures including delaying or discontinuing certain operating activities.

As a result of these factors, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year after the date of the financial statements are issued. The Company’s consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Reduction in Force/Restructuring

In May 2023, the Company entered into a cost reduction plan, including a reduction in force (“RIF”) of approximately 35% of its full-time employees to streamline its operations and conserve cash resources. Additionally, contracts with seven consultants that were focused on the Akos cannabinoid spin-out were terminated. The Company recognized severance charges of approximately $453,059 through December 31, 2023. The plan included a focus on progressing the Company’s existing non-cannabinoid pipeline while reducing the rate of spend and managing cash flow. In June 2023, the Company completed the reduction in force, with such severance expenses recorded in general and administrative accounts.

On June 16, 2023, the Company entered into a separation agreement with Avani Kanubaddi, the Company’s President and Chief Operating Officer (the “Kanubaddi Separation Agreement”). In accordance with the Kanubaddi Separation Agreement, Mr. Kanubaddi’s outstanding restricted stock units (“RSUs”) will retain their vesting conditions. Mr. Kanubaddi’s 2023 salary and benefits of $550,974, inclusive of the 2023 performance bonus in the amount of $129,760 were accrued and the salary and benefits, excluding the 2023 performance bonus will be paid out in twelve equal monthly installments beginning in July 2023. As of December 31, 2023, the performance metrics for the 2023 performance bonus were not achieved and the accrued amount of amount of $129,760 was reversed. Upon termination, any unvested time-based RSUs became fully vested. The Company accelerated expense recognized related to these shares that vested was $231,273. All of the 11,278 market performance-based RSUs previously granted that were subject to the original terms and conditions of Mr. Kanubaddi’s employment agreement were forfeited during the year ended December 31, 2023.

Accrued Restructuring Costs
January 1, 2023 Beginning balance	$—
Restructuring costs incurred	1,004,033
Restructuring costs paid	(572,628)
Restructuring costs reversed	(129,760)
December 31, 2023 ending balance	$301,645

Inflation Risks

The Company considers the current inflationary trend existing in the North American economic environment reasonably likely to have a material unfavorable impact on results of continuing operations. Higher rates of price inflation, as compared to recent prior levels of price inflation, have caused a general increase in the cost of labor and materials. In addition, there is an increased risk of the Company experiencing labor shortages due to a potential inability to attract and retain human resources due to increased labor costs resulting from the current inflationary environment.

Nasdaq Notice

On November 21, 2023, the Company received a letter from the Listing Qualifications Department of the Nasdaq Stock Market stating that as of September 30, 2023, the Company did not meet the minimum of $2,500,000 in stockholders’ equity required for continued listing pursuant to Nasdaq Listing Rule 5550(b)(1). On February 6, 2024, the Company received a letter from Nasdaq, granting the Company an extension to regain compliance with the minimum stockholders’ equity requirement by May 20, 2024. If the Company fails to evidence compliance upon filing its periodic report for June 30, 2024 with the SEC and Nasdaq, the Company may be subject to delisting. The Company plans to regain and evidence compliance with the Stockholders’ Equity Requirement by the required deadlines, but it is not assured.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS